Derivative Financial Instruments - Cross currency swap agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cross currency swaps qualified as cash flow hedging instruments
Cross currency swap agreements
Notional amount	$ 98,550	$ 98,550
Effective portion of changes in fair value of cash flow hedges	(5,878)	(11,711)	$ (3,086)
Recycled loss/(gain) of cash flow hedges reclassified to profit or loss on realization of expense	3,049	883	(259)
Hedging gain/(loss) recognized in other comprehensive income due to translation of bonds	$ 2,624	11,212	$ 3,184
Gaslog with counterparty DNB, traded in November 2019
Cross currency swap agreements
Trade date	Nov 2019
Effective date	Nov 2019
Termination date	Nov 2024
Notional amount	$ 32,850	32,850
Gaslog with counterparty SEB, traded in November 2019
Cross currency swap agreements
Trade date	Nov 2019
Effective date	Nov 2019
Termination date	Nov 2024
Notional amount	$ 32,850	32,850
Gaslog with counterparty Nordea, traded in November 2019
Cross currency swap agreements
Trade date	Nov 2019
Effective date	Nov 2019
Termination date	Nov 2024
Notional amount	$ 32,850	$ 32,850